Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026 [2]	Sep. 30, 2025		Sep. 30, 2024
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.00015		$ 0.00015
Ordinary shares, authorized (in Shares)	[1]		1,333,333		1,333,333
Ordinary shares, issued (in Shares)	[1]
Ordinary shares, outstanding (in Shares)	[1]
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.00015	$ 0.00015	[1]	$ 0.00015	[1]
Ordinary shares, authorized (in Shares)		5,700,000,000	5,700,000,000	[1]	5,700,000,000	[1]
Ordinary shares, issued (in Shares)		1,152,588	1,152,588	[1]
Ordinary shares, outstanding (in Shares)		1,152,588	1,152,588	[1]
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.00015	$ 0.00015	[1]	$ 0.00015	[1]
Ordinary shares, authorized (in Shares)		300,000,000	300,000,000	[1]	300,000,000	[1]
Ordinary shares, issued (in Shares)		566,667	566,667	[1]
Ordinary shares, outstanding (in Shares)		566,667	566,667	[1]

[1]	Share and per share data give retroactive effect to the 1-for-15 reverse stock split executed on June 16, 2026.
[2]	Share and per share data give retroactive effect to the 1-for-15 reverse stock split executed on June 16, 2026.